Note 10 - Income Taxes - Income Tax Expense Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Current income tax expense (benefit), federal					$ (93,000)	$ 162,000
Current income tax expense (benefit), state					23,000	942,000
Current income tax expense (benefit)					(70,000)	1,104,000
Deferred income tax expense, federal					233,000	(11,308,000)
Deferred income tax expense, state					30,000	(617,000)
Deferred income tax expense			$ (139,000)	$ 620,000	263,000	(11,925,000)
Total income tax expense, federal					140,000	(11,146,000)
Total income tax expense, state					53,000	325,000
Total income tax expense	$ (124,000)	$ 208,000	$ (69,000)	$ 626,000	$ 193,000	$ (10,821,000)